Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-canelable Operating Leases

Future minimum lease payments under non-cancelable operating leases are as follows for the years ended December 31 (in thousands):

2017	$3,830
2018	2,616
2019	2,232
2020	1,963
2021	1,831
Thereafter	2,122

$14,594